Cover	Feb. 01, 2023
Cover [Abstract]
Entity Registrant Name	FHT Future Technology Ltd.
Entity Central Index Key	0001764443
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 01, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	35-2649453
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-230956
Entity Address Address Line 1	A1#303, Hang Kong Gudi Plaza
Entity Address Address Line 2	Huli District, Xiamen City
Entity Address City Or Town	Fujian Province
Entity Address Postal Zip Code	89108
City Area Code	86
Local Phone Number	18350283270
Entity Address Country	CN